Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
16.	Income Taxes
We recorded an income tax benefit of $153 for the period ended December 31, 2021. We recorded an income tax provision of $153 for period from August 14, 2020 to December 31, 2020. Prior to August 14, 2020 Better was a limited liability company and had no income tax liability. Our provision for income taxes consisted of the following:

	December 31,
	2021	2020
Current:
Federal	$—	$—
State	(1)	1

Total current	(1)	1
Deferred:
Federal	(152)	152
State	—	—

Total deferred	(152)	152

Total provision for income taxes	$(153)	$153

The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2021	2020
Expected income tax benefit at the federal statutory rate	$(8,502)	$(1,309)
State taxes, net of federal benefit	(42)	(2)
Research and development credit, net	—	(208)
Deferred tax on conversion to a corporation	—	907
Non-deductible items	2,129	3
Partnership loss	—	676
Other	—	1
Change in valuation allowance	6,262	85

Total	$(153)	$153

Significant components of our deferred tax assets are summarized as follows:

	December 31,
	2021	2020
Deferred tax assets:
Federal and state new operating loss carryforwards	$6,844	$864
Research and development tax credits	207	207
Depreciation and amortization	25	29
Stock based compensation	55	—
Accruals and reserves	284	1

Gross deferred tax assets	$7,415	1,101
Less Valuation allowance	(6,347)	(85)

Net deferred tax assets	$1,068	$1,016
Deferred tax liabilities:
Capitalized internal use software	(1,068)	(1,168)

Net deferred tax liabilities	(1,068)	(1,168)

Net deferred tax liability	$—	$(152)

As of December 31, 2021, we had $32,389 of federal and $554 of state net operating loss carryforwards available to offset future taxable income. Carryforwards for the current period and future years do not expire for federal purposes and begin to expire in 2040 for state purposes. As of December 31, 2021, the Company had federal and state research credit carryforwards of $122 and $85, respectively. The federal research credits begin to expire in 2040 while the California research credits carry forward have an indefinite life.
Management regularly assesses the ability to realize deferred tax assets recorded based upon the weight of available evidence, including such factors as recent earnings history and expected future taxable income on a jurisdiction-by-jurisdiction
basis. In the event that the Company changes its determination as to the amount of realizable deferred tax assets, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made. The Company’s management believes that, based on a number of factors, it is more likely than not, that all or some portion of the deferred tax assets will not be realized; and accordingly, for the year ended December 31, 2021, the Company has provided a valuation allowance against the Company’s U.S. net deferred tax assets. The net change in the valuation allowance for the year ended December 31, 2021 was an increase of $6,262.
The Internal Revenue Code of 1986, as amended, imposes restrictions on the utilization of net operating losses in the event of an “ownership change” of a corporation. Accordingly, a company’s ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 (“IRC Section 382”). Events which may cause limitations in the amount of the net operating losses that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period. Utilization of the federal and state net operating losses may be subject to substantial annual limitation due to the ownership change limitations provided by the IRC Section 382 and similar state provisions. The Company has not completed a Section 382 analysis; however, based on a preliminary review of information available, the Company does not believe it has experienced an ownership change and therefore none of its tax attributes are currently limited by IRC Section 382 or 383.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was passed into law. The CARES Act includes several significant business tax provisions including modification to the taxable income limitation for utilization of net operating losses incurred in 2019 and 2020, an increase to the limitation on deductibility of certain business interest expense, bonus depreciation for purchases of qualified improvement property and special deductions on certain corporate charitable contributions. The Company analyzed the provisions of the CARES Act and determined there was no impact to its income tax provision for the year ended December 31, 2020.
Uncertain Tax Positions
We are required to inventory, evaluate, and measure all uncertain tax positions taken or to be taken on tax returns and to record liabilities for the amount of such positions that may not be sustained, or may only partially be sustained, upon examination by the relevant taxing authorities.
The following is a summary of the changes in the Company’s gross unrecognized tax benefits:

December 31, 2020
Balance as of December 31, 2020	$77
Increase related to tax position taken	—

Balance as of December 31, 2021	$77

As of December 31, 2021, the total amount of gross unrecognized tax benefits was $77, which, if recognized, would not have an impact on the Company’s effective tax rate, due to the valuation allowance. The Company estimates that there will be no material changes in its uncertain tax positions in the next 12 months. Our policy is to include interest and penalties related to unrecognized tax benefits as a component of income tax expense. There are no interest and penalties recognized in the statement of operations for the year ended December 31, 2021.
We file federal and state income tax returns in the U.S. For U.S. federal and state income tax purposes, the statute of limitations currently remains open for all years due to our NOL carryforwards. We are not currently under examination in any jurisdiction.